Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2015	Jan. 31, 2025	Jan. 31, 2025
C000109586
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Arrow Dow Jones Global Yield ETF
Without Sales Load [Member] | C000109586
Average Annual Return [Line Items]
Average Annual Return, Percent	8.64%		3.43%	1.03%
Dow Jones Global Composite Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Global Composite Yield Index
Average Annual Return, Percent	13.16%		4.88%	2.24%